Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited)
Quarterly Financial Information
Quarterly Financial Information (Unaudited)
Provided below is a summary of the quarterly operating results during 2012 and 2011 (in millions of dollars).

	First Quarter 2012	Second Quarter 2012	Third Quarter 2012	Fourth Quarter 2012
Revenues	$1,960.9	$2,225.1	$2,516.2	$2,318.6
Income (loss) before income taxes	(24.0)	171.7	382.1	(26.9)
Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	(48.2)	101.0	251.3	(28.3)

	First Quarter 2011	Second Quarter 2011	Third Quarter 2011	Fourth Quarter 2011
Revenues	$1,780.0	$2,072.3	$2,432.3	$2,013.8
Income (loss) before income taxes	(146.7)	107.0	308.2	105.4
Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	(123.0)	62.1	212.6	58.8